13. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 84,000	$ 68,000	$ 163,000	$ 123,000
Settlement expenses			$ 417,000